Financial Risk Management - Summary of Credit Risk (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[2]	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Non-current financial assets	€ 1,299,319	€ 864,772	[1]
Current financial assets	195,295,793	31,680,471
Current investments	57,191,545	239,379
Other current financial assets	57,673,658	358,324	[1]
Cash and cash equivalents	113,865,299	22,338,021	[1],[2]	€ 6,447,332		€ 2,286,852
Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	565,873	474,174
Current financial assets	194,813,680	31,561,526
Customer sales and services | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	22,527,376	7,872,189
Other receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	6,922	516,834
Loans to employees | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	2,222	119,538
Loans granted to Joint Venture | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	565,873	474,174
Current financial assets	685,048
Receivables from Joint Venture | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	535,268	475,565
Trade and other financial receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	565,873	474,174
Current financial assets	23,756,836	8,984,126
Financial Investments [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current investments	57,191,545	239,379
Other Current Financial Assets [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Other current financial assets	57,191,545	239,379
Cash And Cash Equivalents [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	€ 113,865,299	€ 22,338,021

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.